Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2020 Portfolio
September 30, 2021
VIPIFF2020-NPRT3-1121
1.822895.116
Domestic Equity Funds - 25.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	206,592	10,914,231
VIP Equity-Income Portfolio Investor Class (a)	428,397	11,403,934
VIP Growth & Income Portfolio Investor Class (a)	514,999	12,998,576
VIP Growth Portfolio Investor Class (a)	109,103	11,209,288
VIP Mid Cap Portfolio Investor Class (a)	71,185	3,157,783
VIP Value Portfolio Investor Class (a)	440,025	8,356,082
VIP Value Strategies Portfolio Investor Class (a)	249,268	4,075,530
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,219,964)		62,115,424

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,871,478	25,901,255
VIP Overseas Portfolio Investor Class (a)	1,332,258	38,342,393
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,278,524)		64,243,648

Bond Funds - 42.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,837,756	21,005,554
Fidelity International Bond Index Fund (a)	194,390	1,949,734
Fidelity Long-Term Treasury Bond Index Fund (a)	484,432	7,019,420
VIP High Income Portfolio Investor Class (a)	907,750	4,929,085
VIP Investment Grade Bond Portfolio Investor Class (a)	5,066,171	69,507,868
TOTAL BOND FUNDS (Cost $96,943,813)		104,411,661

Short-Term Funds - 6.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $15,432,561)	15,432,561	15,432,561

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $189,874,862)	246,203,294
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,421
NET ASSETS - 100.0%	246,206,715

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	16,898,549	5,699,196	2,213,841	598	10,622	611,028	21,005,554
Fidelity International Bond Index Fund	-	1,969,199	8,767	-	(27)	(10,671)	1,949,734
Fidelity Long-Term Treasury Bond Index Fund	5,452,806	3,647,919	1,641,141	124,321	(117,929)	(322,235)	7,019,420
VIP Contrafund Portfolio Investor Class	10,795,690	1,714,801	2,736,263	504,626	478,592	661,411	10,914,231
VIP Emerging Markets Portfolio Investor Class	27,851,973	6,406,239	7,029,077	1,082,082	703,884	(2,031,764)	25,901,255
VIP Equity-Income Portfolio Investor Class	11,389,219	1,856,229	3,155,060	370,267	148,785	1,164,761	11,403,934
VIP Government Money Market Portfolio Investor Class 0.01%	19,587,413	3,433,914	7,588,766	1,422	-	-	15,432,561
VIP Growth & Income Portfolio Investor Class	12,977,594	2,242,240	3,863,124	385,405	575,445	1,066,421	12,998,576
VIP Growth Portfolio Investor Class	11,000,632	2,694,313	2,640,727	1,283,326	443,506	(288,436)	11,209,288
VIP High Income Portfolio Investor Class	4,722,095	631,683	572,919	38,391	2,862	145,364	4,929,085
VIP Investment Grade Bond Portfolio Investor Class	67,254,324	13,543,934	9,919,911	966,204	(91,994)	(1,278,485)	69,507,868
VIP Mid Cap Portfolio Investor Class	3,146,092	401,854	849,645	11,777	108,136	351,346	3,157,783
VIP Overseas Portfolio Investor Class	33,165,245	9,439,018	7,253,019	987,028	345,433	2,645,716	38,342,393
VIP Value Portfolio Investor Class	8,339,012	1,171,437	2,647,758	19,350	449,819	1,043,572	8,356,082
VIP Value Strategies Portfolio Investor Class	4,077,559	555,887	1,368,393	6,316	235,498	574,979	4,075,530
	236,658,203	55,407,863	53,488,411	5,781,113	3,292,632	4,333,007	246,203,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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